Revenue from services provided to customers - Schedule of Disaggregation of Brokerage Commissions Revenue (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Product Information [Line Items]
Commissions	¥ 204,113	¥ 171,692
Brokerage commissions [Member]
Product Information [Line Items]
Commissions	131,886	113,548
Commissions for distribution of investment trust [Member]
Product Information [Line Items]
Commissions	34,762	27,389
Other commissions [Member]
Product Information [Line Items]
Commissions	¥ 37,465	¥ 30,755